STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4 – STOCKHOLDERS ’ EQUITY

Effective June 26, 2015 at the state level and July 2, 2015 in the market, the Company filed an amendment to its Articles of Incorporation and effected a 50-for-1 reverse stock split of its issued and outstanding shares of common stock, $0.0001 par value, whereby 250,666,631 outstanding shares of the Company’s common stock were exchanged for 5,013,366 shares of the Company's common stock. All per share amounts and number of shares in the condensed consolidated financial statements and related notes and other items have been retroactively restated to reflect the reverse stock split resulting in the transfer of $24,024 from common stock to additional paid in capital at December 31, 2014.

On March 3, 2015, 161,827 shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 47,646 shares of common stock at the stated conversion price of $3.395 per share.

During the six months ended June 30, 2015, the Company issued 8,188 shares of its common stock as consideration for investor relations services valued at $60,000.

During the six months ended June 30, 2015, the Company issued 11,273 shares of its common stock as consideration for legal services valued at $68,401.

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from using the Company’s historical stock prices for 2015. Prior to 2015, the Company derived the volatility figure from an index of historical stock prices for comparable entities. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla" options, as defined in the accounting standards codification.

The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

The Company estimated forfeitures related to option grants at a weighted average annual rate of  0% per year, as the Company does not yet have adequate historical data, for options granted during the three and six months ended June 30, 2015 and 2014.

The following assumptions were used in determining the fair value of employee and vesting non-employee options during the three and six months ended June 30, 2015 and 2014:

	June 30, 2015	June 30, 2014
Risk-free interest rate	1.68% - 2.07%	2.13% - 2.73%
Dividend yield	0%	0%
Stock price volatility	123.45%-145.24%	77.6% - 79.2%
Expected life	5 - 10 years	8-10 years
Weighted average grant date fair value	$5.98	$5.50

In January 2015, the Company granted options to purchase 7,500 shares of common stock to a new board member. These options vest over a 3 year period, have a term of 10 years, and contain an exercise price of $5.00 per share. The options had an aggregate grant date fair value of $34,945.

In April 2015, the Company granted options to purchase 80,000 shares of common stock to board members. These options vest beginning June 30, 2015 through March 31, 2018 on a quarterly basis, have a term of 10 years and contain an exercise price of $7.00 per share. The options had an aggregate grant date fair value of $493,774.

In May 2015, the Company granted an option to purchase 10,000 shares of common stock to a consultant. These options vest beginning June 30, 2015 through March 31, 2017 on a quarterly basis, have a term of 10 years and contain an exercise price of $7.00 per share. The options had an aggregate grant date fair value of $52,049.

In May 2015, the Company granted an option to purchase 1,000 shares of common stock to an employee. These options vest over three years on the grant date anniversary, have a term of 10 years and contain an exercise price of $6.50 per share. The options had an aggregate grant date fair value of $5,570.

In May 2015, the Company granted an option to purchase 20,000 shares of common stock to a new board member. These options vest beginning June 30, 2015 through March 31, 2018 on a quarterly basis, have a term of 10 years and contain an exercise price of $7.00 per share. The options had an aggregate grant date fair value of $128,115.

In June 2015, the Company granted options to purchase 8,000 shares of common stock to four consultants. These options vest beginning June 30, 2015 through March 31, 2018 on a quarterly basis, have a term of 10 years and contain an exercise price of $7.00 per share. The options had an aggregate grant date fair value of $41,688.

The following table summarizes the stock option activity for the six months ended June 30, 2015:

			Weighted Average Remaining Contractual Term
		Weighted-Average Exercise Price		Aggregate Intrinsic Value
	Shares
Outstanding at January 1, 2015	441,064	$8.44	4.2	$858,766
Granted	126,500	$6.88	10.0
Canceled/expired	(1,625)	$5.73
Outstanding at June 30, 2015	565,939	$8.09	4.9	$118,486

Exercisable at June 30, 2015	344,683	$8.05	3.7	$110,570

The following table presents information related to stock options at June 30, 2015:

Options Outstanding		Options Exercisable
		Weighted Average Remaining Life In Years
			Exercisable Number of Options
Exercise Price	Number of Options

$0.00-5.00	165,081	4.0	149,247
5.01-12.50	375,449	5.3	174,494
12.51-25.00	15,008	4.7	15,008
25.01-45.00	10,401	4.7	5,934
	565,939	4.9	344,683

As of June 30, 2015, stock-based compensation of $747,826 remains unamortized and is expected to be amortized over the weighted average remaining period of 3 years.

The stock-based compensation expense related to option grants was $112,744 and $168,897 during the three and six months ended June 30, 2015, respectively, and $157,828 and $233,545 during the three and six months ended June 30, 2014, respectively.

Restricted Stock

As of June 30, 2015, the Company did not have any unissued restricted shares.  Stock based compensation expense related to restricted stock grants was $-0- for the three and six months ended June 30, 2015, and $438,010 and $876,020 for the three and six months ended June 30, 2014, respectively.

Warrants

The following table summarizes the warrant activity for the six months ended June 30, 2015:

			Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
		Weighted-Average Exercise Price
	Shares
Outstanding at January 1, 2015	220,913	$5.00	1.7	$1,325,478
Grants	-			$-
Exercised	-
Forfeitures or expirations	-
Outstanding at June 30, 2015	220,913	$5.00	1.2	$110,457

Exercisable at June 30, 2015	220,913	$5.00	1.2	$110,457

NOTE 9 – STOCKHOLDERS’ EQUITY

Common Stock

During the year ended December 31, 2013 the Company’s founder cancelled 331,460 shares of common stock from an escrow as part of an agreement to facilitate financing for the Company.

During the year ended December 31, 2013, 949,932 shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 279,823 shares of common stock at the stated conversion price of $3.40 per share.

During the year ended December 31, 2013, the Company issued an aggregate of 23,561 shares of common stock to consultants valued at approximately $277,039 for services previously rendered. The issuance was related to 28,561 granted shares and 5,000 shares that were cancelled.

In two private placement transactions which closed on October 7, 2013 and October 15, 2013, an aggregate of 230,923 shares of common stock were sold at $6.50 per share for total proceeds of $1,501,000.

On January 9, 2014, the Company entered into agreements with the holder of certain of its outstanding warrants originally issued in private placement transactions in September 2011 and April 2012. Pursuant to such agreements, which are more fully described below, the Company agreed to extend the period during which the warrants were exercisable at a reduced exercise price.

On January 9, 2014, the Company entered into Amendment No. 4 to the warrants that were originally issued in September 2011.  Pursuant to Amendment No. 4, the exercise price of the warrants was reduced to $2.50 per share until March 10, 2014.

On January 9, 2014, the Company entered into Amendment No. 3 to the warrant that was originally issued in April 19, 2012.  Pursuant to Amendment No. 3, the exercise price of the warrants was reduced to $2.50 per share until March 10, 2014.

On January 10, 2014, holders of such warrants exercised an aggregate of 224,000 warrants to purchase common stock at the reduced exercise price per share of $2.50 resulting in $560,000 in cash proceeds.   In connection with the warrant exercise, the Company incurred a non-cash interest expense due to warrant modification of $241,176 when the inducement offer was accepted during the year ended December 31, 2014.

On March 10, 2014, aggregate of 185,823 of such warrants were exercised resulting in $464,558 in cash proceeds. The Company issued such shares to the holder in April 2014. In connection with the warrant exercise, the Company incurred a non-cash interest expense due to warrant modification of $219,773 when the inducement offer was accepted during the year ended December 31, 2014.

During the year ended December 31, 2014, the Company issued an aggregate of 22,154 shares of its common stock as consideration for investor relations services valued at $130,000.

During the year ended December 31, 2014, the Company issued an aggregate of 9,046 shares of its common stock as consideration for legal services valued at $65,468.

On August 18, 2014, pursuant to a securities purchase agreement, the Company sold an aggregate of 285,000 shares of its common stock for net proceeds, after commissions and other costs, of $1,330,000.  Commissions and other costs totaled $95,000.

On December 12, 2014, 588,241 shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 173,267 shares of common stock at the stated conversion price of $3.40 per share.

On December 31, 2014, Bill Ogle, our former Chief Executive Officer, returned to treasury, and subsequently canceled, 2,222 shares of the Company’s common stock valued at $10,000 as payment for the exercise price of 2,000 previously granted options.  Documents associated with the transaction were executed during December 2014 with actual shares issued during January 2015.  The related impact on outstanding shares has been recognized as of December 31, 2014.

Long-Term Incentive Plan

The stockholders approved the Blue Calypso, Inc. 2011 Long-Term Incentive Plan (the “Plan”) on September 9, 2011. The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards which may be granted singly, in combination, or in tandem, and which may be paid in cash or shares of common stock.  Subject to certain adjustments, the maximum number of shares of common stock that may be delivered pursuant to awards under the Plan is 700,000 shares.

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification.

The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the years ended December 31, 2014 and 2013 was estimated using the Black-Scholes pricing model.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

The Company estimated forfeitures related to option grants at a weighted average annual rate of  0% per year, as the Company does not yet have adequate historical data, for options granted during the years ended December  31, 2014 and 2013.

The following assumptions were used in determining the fair value of employee and vesting non-employee options:

	December 31, 2014	December 31, 2013
Risk-free interest rate	1.97%-2.73%	0.62%-0.86%
Dividend yield	0%	0%
Stock price volatility	76%-79%	35%-118%
Expected life	6-10 years	6-10 years
Weighted average grant date fair value	$5.50	$5.50

During the year ended December 31, 2013, the Company granted options to purchase an aggregate of 113,171 shares of common stock to certain employees and consultants. These options vest over a 2 or 3 year period, have a term of 10 years, and contain exercise prices between $7.00 and $12.00 per share. The options had an aggregate grant date fair value of $614,342.

On March 14, 2014, the Compensation Committee of the Board of Directors approved an equity bonus for the Company’s Co-Chief Executive Officer, Bill Ogle, consisting of stock options with a fair value of $800,000. The total bonus awarded was $1,140,000 of which $85,000 was paid in cash and $1,055,000 was granted in stock options valued using the Black Scholes model. Accordingly, the Company granted options to purchase 184,655 shares of common stock to Mr. Ogle effective March 14, 2014 exercisable at $7.00 per share for ten years, vesting over a term of three years. Subsequent to issuance and pursuant to a standstill agreement entered into on September 26, 2014 with a significant stockholder, Mr. Ogle agreed to return and cancel 15,000 of the previously granted March 2014 options and purchase $85,000 in the Company’s common stock within 12 months following the date of the agreement, with $15,000 being purchased by December 15, 2014. In conjunction with the standstill agreement, Mr. Ogle and the Co-Chief Executive Officer and Chief Technology Officer Andrew Levi agreed to a fifty percent reduction in their annual base salary for a period of twelve months following the date of the agreement.

In April 2014, the Company awarded an aggregate of 34,600 of stock options to certain employees and one contractor. The stock options have exercise prices from $6.00 to $6.50 per share, will vest over a three year period, and have an approximate fair value of $170,000 using the Black Scholes model.

On April 9, 2014, 6,400 options were exercised at $3.395 per share for cash proceeds of $21,728.

In May 2014, the Company awarded an aggregate of 25,000 of stock options to members of the Company’s Board of Directors. The stock options have exercise price of $5.00 per share, will vest over a three year period, and have an approximate fair value of $101,000 using the Black Scholes model.

In June 2014, the Company awarded an aggregate of 2,000 of stock options to certain employees. The stock options have exercise price of $5.50 per share, will vest over a three-year period, and have an approximate fair value of $9,000 using the Black Scholes model.

On August 15, 2014, the Company’s Board of Directors approved accelerating to fully vested previously granted options of the Company’s past Chief Financial Officer and to set an expiry date of August 15, 2017.  Accordingly, the remaining unrecognized expense was charged to operations during the year ended December 31, 2014.

On October 23, 2014, the Company’s Board of Directors approved accelerating to fully vested previously granted options of the Company’s past Chief Operating Officer and to set an expiry date of December 31, 2017. Accordingly, the remaining unrecognized expense was charged to operations during the year ended December 31, 2014.

Effective December 31, 2014, the Company’s Board of Directors approved the continued vesting of previously granted options through April 30, 2016 of the Company’s former Chief Executive Officer and to set an expiry date of December 31, 2017.  Options that would not have vested through April 30, 2016 were considered forfeited as of December 31, 2014. Accordingly, the remaining unrecognized expense related to the non-forfeited options was charged to operations during the year ended December 31, 2014.

During December 2014, the Board of Directors appointed a new Board Member, Mr. Jon Merriman.  In conjunction with his appointment, the Board of Directors also approved granting Mr. Merriman 7,500 options.  As of December 31, 2014 the associated option agreement had not been finalized.  No expense associated with this transaction has been reported for the year ended December 31, 2014 and any amount is considered de minimus.

The following table summarizes the stock option activity for the years ended December 31, 2014 and 2013:

		Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	Shares
Outstanding at January 1, 2013	189,211	$12.540	9.35	$-
Grants	113,171	$11.585	10.00	$-
Exercised	-
Forfeitures or expirations	(24,830)	$41.500
Outstanding at January 1, 2014	277,552	$9.570	8.7	$259,558
Grants	246,255	$6.500	10.00	$-
Exercised	(8,400)
Forfeitures or expirations	(74,352)	8.115
Outstanding at December 31, 2014	441,055	$8.435	4.2	$858,766

Exercisable at December 31, 2014	227,263	$8.110	4.3	$573,899

The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
		Weighted Average Remaining Life In Years
			Exercisable Number of Options
Exercise Price	Number of Options

$0.00-5.00	157,581	4.6	138,831
5.50-12.50	258,074	3.7	67,499
13.00-25.00	15,000	7.4	15,000
25.50-45.00	10,400	5.2	5,933
	441,055	4.1	227,263

As of December 31, 2014, stock-based compensation of $164,541 remains unamortized and is expected to be amortized over the weighted average remaining period of 2 years.

The stock-based compensation expense related to option grants was $1,250,113 and $551,483 during the years ended December 31, 2014 and 2013, respectively

Restricted Stock

The following table summarizes the restricted stock activity for the two years ended December 31, 2014:

Restricted shares issued as of January 1, 2013	269,133
Granted	-
Total Restricted Shares Issued at December 31, 2013	269,133
Granted	-
Total Restricted Shares Issued at December 31, 2014	269,133
Vested at December 31, 2014	(225,514)
Unvested restricted shares as of December 31, 2014	43,619

Stock based compensation expense related to restricted stock grants was $2,478,124 and $1,784,014 for the years ended December 31, 2014 and 2013, respectively. As of December 31, 2014, there was no stock-based compensation relating to restricted stock unamortized, since the remaining unamortized expense was charged to operations upon the departure of the Company’s former Chief Executive Officer in December 2014.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2014:

Exercise Price	Number Outstanding
		Expiration Date
$5.00	220,913	August 2016
		.

The following table summarizes the warrant activity for the two years ended December 31, 2014:

			Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
		Weighted-Average Exercise Price
	Shares
Outstanding at January 1, 2013	649,915	$3.85	4.4	$-
Issued	-
Exercised	-
Forfeitures or expirations	-
Outstanding at January 1, 2014	649,915	$3.85	3.4	$-
Grants	-			$-
Exercised	(409,823)	$2.50
Forfeitures or expirations	(19,179)	$31.00
Outstanding at December 31, 2014	220,913	$2.50	1.7	$1,325,478

Exercisable at December 31, 2014	220,913	$2.50	1.7	$1,325,478